Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions
Disclosure of Transactions Between Related Parties
		As at March 31,2019		As at March 31,2018
	Details of	(in thousands)
	Transaction	Liability	Asset	Liability	Asset
Red Bridge Group Limited	President fees	$648	$—	$464	$—
550 County Avenue	Rent/Deposit	499	135	482	135
Line Cross Limited	Rent/Deposit	—	—	876	258
NextGen Films Private Limited	Purchase/Sale	—	41,470	—	38,862
Everest Entertainment LLP	Purchase/Sale	574	—	65	—
Beech Investments Limited	Advance	500	—		—
Lulla Family	Rent/Deposit	243	841	244	947
Lulla Family	Salary	3,279	—	2,468	—
Lulla Family	Advance	6,650	—	—	—
Xfinite Global Plc	Advance	6,500	—	—	—